CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Cumulative Effect Period Of Adoption Adjustment CNY (¥)	Class A Ordinary Shares shares	Class B Ordinary Shares shares	Ordinary shares Class A Ordinary Shares CNY (¥) shares	Ordinary shares Class B Ordinary Shares CNY (¥) shares	Additional Paid in Capital CNY (¥)	Statutory Reserves CNY (¥)	Accumulated Other Comprehensive (Loss)/Income CNY (¥)	(Accumulated Deficit)/ Retained Earnings CNY (¥)	(Accumulated Deficit)/ Retained Earnings Cumulative Effect Period Of Adoption Adjustment CNY (¥)	Non-controlling Interest CNY (¥)
Balances as at beginning of the year at Dec. 31, 2017	¥ 1,701,526		¥ 209,542			¥ 142	¥ 68	¥ 2,110,957	¥ 55,861	¥ (14,951)	¥ (450,551)	¥ 209,542
Balances as at beginning of the year (in shares) at Dec. 31, 2017 | shares						217,070,940	110,647,199
Increase (Decrease) in Shareholders' Equity
Share issuance upon the underwriters’ exercise of over-allotment options, net of issuance costs	95,125					¥ 2		95,123
Share issuance upon the underwriters' exercise of over-allotment options, net of issuance costs (in shares) | shares						3,600,000
Net income	1,977,306										1,977,306
Exercise and vesting of share-based awards	14					¥ 14
Exercise and vesting of share-based awards (in shares) | shares						19,919,168
Redesignation of Class B Ordinary Shares into Class A Ordinary Shares						¥ 2	¥ (2)
Redesignation of Class B Ordinary Shares into Class A Ordinary Shares | shares						2,500,000	(2,500,000)
Share-based compensation expenses	122,636							122,636
Appropriation to statutory reserves	144,400								144,401		(144,401)
Foreign currency translation adjustments, net of nil tax	643									643
Balances as at end of the year at Dec. 31, 2018	4,106,792					¥ 160	¥ 66	2,328,716	200,262	(14,308)	1,591,896
Balances as at end of the year (in shares) at Dec. 31, 2018 | shares						243,090,108	108,147,199
Increase (Decrease) in Shareholders' Equity
Share issuance upon the initial public offering, net of issuance costs (in shares) | shares				27,000,000
Net income	2,294,552										2,294,552
Exercise of share-based awards	13,913					¥ 5		13,908
Exercise of share-based awards (in shares) | shares						8,180,022
Redesignation of Class B Ordinary Shares into Class A Ordinary Shares						¥ 5	¥ (5)
Redesignation of Class B Ordinary Shares into Class A Ordinary Shares | shares						7,420,142	(7,420,142)
Share-based compensation expenses	177,262							177,262
Appropriation to statutory reserves	152,100								152,051		(152,051)
Foreign currency translation adjustments, net of nil tax	7,020									7,020
Balances as at end of the year at Dec. 31, 2019	6,599,539		¥ (1,918,500)			¥ 170	¥ 61	2,519,886	352,313	(7,288)	3,734,397	¥ (1,918,500)
Balances as at end of the year (in shares) at Dec. 31, 2019 | shares				258,690,272	100,727,057	258,690,272	100,727,057
Increase (Decrease) in Shareholders' Equity
Share issuance upon the initial public offering, net of issuance costs (in shares) | shares				27,000,000
Net income	594,980	$ 91,185									594,980
Exercise of share-based awards	5,298					¥ 3		5,295
Exercise of share-based awards (in shares) | shares						4,666,656
Redesignation of Class B Ordinary Shares into Class A Ordinary Shares						¥ 3	¥ (3)
Redesignation of Class B Ordinary Shares into Class A Ordinary Shares | shares						4,000,000	(4,000,000)
Share-based compensation expenses	198,825							198,825
Appropriation to statutory reserves	296,900								296,921		(296,921)
Foreign currency translation adjustments, net of nil tax	10,596	1,624								10,596
Establishment of a partially held subsidiary	40,000												¥ 40,000
Balances as at end of the year at Dec. 31, 2020	¥ 5,530,738	$ 847,622				¥ 176	¥ 58	¥ 2,724,006	¥ 649,234	¥ 3,308	¥ 2,113,956		¥ 40,000
Balances as at end of the year (in shares) at Dec. 31, 2020 | shares				267,356,928	96,727,057	267,356,928	96,727,057